Amounts Due to Related Companies (Tables)	12 Months Ended
Dec. 31, 2022
Amounts Due to Related Companies [Abstract]
Schedule of amounts due to related companies
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Amounts due to related companies	-	247,406